Note 13 - Flow-through Share Premium Liability (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of flow-through shares [text block]
	Flow-through funding (expenditures)	Flow-through premium liability
Balance at December 31, 2021	$7,290	$3,124
Flow-through eligible expenditures	(7,290)	(3,124)
Balance at December 31, 2022	$-	$-
Flow-through funds raised	8,750	3,889
Flow-through eligible expenditures	(7,527)	(3,345)
Balance at December 31, 2023	$1,223	$544
Flow-through eligible expenditures	(1,223)	(544)
Flow-through funds raised	5,001	2,022
Flow-through eligible expenditures	(2,666)	(1,078)
Balance at December 31, 2024	$2,335	$944